Other financial liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Other financial liabilities	Other financial liabilities
The detail of Other financial liabilities in the consolidated balance sheets is as follows:

EUR million
	2024	2023	2022
Trade payables	1,452	1,783	1,563
Clearing houses	776	1,269	1,200
Tax collection accounts:
Public Institutions	6,156	4,986	5,796
Factoring accounts payable	226	272	262
Unsettled financial transactions	7,421	6,412	5,429
Lease liabilities (note 2.k)	2,202	2,400	2,622
Other financial liabilities	21,683	23,065	20,187
	39,916	40,187	37,059
Note 51 contains a detail of the residual maturity periods of other financial liabilities at each year-end.
Lease liabilities
The cash outflow of leases in 2024 was EUR 684 million (EUR 738 million and EUR 710 in 2023 and 2022, respectively).
The analysis of the maturities of lease liabilities at 31 December 2024, 2023 and 2022 is shown below:

EUR million
	2024	2023	2022
Maturity Analysis - Discounted payments
Within 1 year	526	586	707
Between 1 and 3 years	868	918	1,005
Between 3 and 5 years	405	480	454
Later than 5 years	403	416	456
Total discounted payments at the end of the year	2,202	2,400	2,622
During 2024, 2023 and 2022 there were no significant variable lease payments not included in the valuation of lease liabilities.